Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr. 24, 2013
Document Effective Date	Apr. 24, 2013
Prospectus Date	Apr. 24, 2013
Corporate America CU Short Duration Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	CASDX